Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Loss for the period	$ (3,473)	$ (2,473)
Adjustments for:
Depreciation	2,348	2,281
Depreciation of deferred dry docking costs	910	494
Payment of deferred dry docking costs	(481)	(290)
Provision for staff retirement indemnities	(63)	2
Gain on derivative financial instruments	(1,572)	0
Interest expense and finance costs	2,278	1,027
Interest income	(9)	0
Foreign exchange gains, net	(2)	(61)
Share based payment	20	30
Trade receivables, net	(302)	56
Inventories	228	263
Prepayments and other assets	(827)	(931)
Trade accounts payable	(991)	285
Accrued liabilities and other payables	54	396
Deferred revenue	64	150
Net cash (used in)/generated from operating activities	(1,818)	1,229
Cash flows from investing activities:
Purchase of vessel equipment	0	(26)
Purchases of office furniture and equipment	(13)	(17)
Interest received	9	0
Net cash used in investing activities	(4)	(43)
Cash flows from financing activities:
Proceeds from loans	43,700	0
Repayment of long-term debt	(1,830)	(2,244)
Prepayment of long term debt	(33,833)	0
Proceeds from issuance of share capital	0	600
(Increase)/decrease in restricted cash	(809)	210
Payment of financing costs	(880)	0
Repayment of lease liability	(30)	0
Interest paid	(1,833)	(920)
Net cash generated from/(used in) financing activities	4,485	(2,354)
Net increase/(decrease) in cash and cash equivalents	2,663	(1,168)
Cash and cash equivalents at the beginning of the year	46	2,756
Cash and cash equivalents at the end of the period	$ 2,709	$ 1,588